3. RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Jun. 30, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.  RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04, - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (ASU 2011-04) (codified within ASC Topic 820).  ASU 2011-04 gives value the same meaning between US GAAP and IFRS and improves consistency of disclosures relating to fair value.  ASU 2011-04 is effective for fiscal years beginning after December 15, 2011.  The Company does not expect the adoption of ASU 2011-04 will have a material impact on its financial position, results of operations and cash flows.